Loan commitments and financial guarantee contracts	12 Months Ended
Dec. 31, 2024
Loan commitments and financial guarantee contracts
Loan commitments and financial guarantee contracts
In the normal course of business, to meet the financing needs of its customers, the Bank is party to loan commitments and financial guarantee contracts. These instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated statement of financial position. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.
The Bank’s outstanding loan commitments and financial guarantee contracts are as follows:

	December 31,
	2024	2023
Documentary letters of credit	536,350	345,608
Stand-by letters of credit and guarantees - commercial risk	520,285	490,626
Credit commitments	348,223	227,472
Letter of credit commitments	9,522	—
Total	1,414,380	1,063,706
The remaining maturity profile of the Bank’s outstanding loan commitments and financial guarantee contracts is as follows:

	December 31,
	2024	2023
Up to 1 year	1,160,323	901,716
From 1 to 2 years	145,127	84,581
Over 2 to 5 years	100,643	77,409
More than 5 years	8,287	—
Total	1,414,380	1,063,706